Selected Statements of Operations Data (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	$ 1,669	$ 1,832
Israel [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	1,240	1,535
Other [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	183	767
United States [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	$ 246	$ 230